Reclamation and remediation liability (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Reclamation And Remediation Liability 1	$ 12,900,000
Reclamation And Remediation Liability 2	6,500,000
Reclamation And Remediation Liability 3	3,000,000
Reclamation And Remediation Liability 4	8,500,000
Reclamation And Remediation Liability 5	8.50%
Reclamation And Remediation Liability 6	700,000
Reclamation And Remediation Liability 7	$ 14,500,000
Reclamation And Remediation Liability 8	8.50%